Tax-Managed International Equity Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 8.7%
Ampol, Ltd.	7,108	$147,976
ASX, Ltd.(1)	1,525	86,391
Atlas Arteria, Ltd.(1)	14,585	67,380
Atlassian Corp. PLC, Class A(2)	1,600	520,192
Aurizon Holdings, Ltd.	14,009	39,756
AusNet Services(1)	136,596	182,681
Beach Energy, Ltd.	59,556	52,387
BHP Group, Ltd.	8,972	352,409
Brambles, Ltd.	17,422	149,161
carsales.com, Ltd.	3,542	57,115
Charter Hall Long Wale REIT	6,388	23,067
Charter Hall Retail REIT	6,757	18,424
Cleanaway Waste Management, Ltd.	15,558	29,155
Coles Group, Ltd.	6,080	78,247
Commonwealth Bank of Australia	4,049	296,824
Computershare, Ltd.	10,972	126,153
Cromwell Property Group(1)	20,061	12,897
CSL, Ltd.	2,517	535,846
Dexus	13,975	105,568
Domain Holdings Australia, Ltd.(2)	29,017	104,045
Domino’s Pizza Enterprises, Ltd.	933	80,275
Endeavour Group, Ltd.(2)	14,196	69,070
Goodman Group	10,280	170,979
GPT Group (The)	22,015	75,483
GWA Group, Ltd.	11,241	23,219
Hansen Technologies, Ltd.	14,633	66,776
Harvey Norman Holdings, Ltd.(1)	17,000	70,999
IDP Education, Ltd.	3,186	66,018
Integrated Research, Ltd.(1)	9,777	13,259
IRESS, Ltd.	3,720	38,606
JB Hi-Fi, Ltd.	3,464	122,326
Lendlease Corp., Ltd.(1)	4,427	39,736
Medibank Pvt, Ltd.	16,474	40,178
Mirvac Group	41,842	87,822
National Australia Bank, Ltd.	5,991	114,247
Newcrest Mining, Ltd.	2,354	45,497
NEXTDC, Ltd.(1)(2)	5,120	48,128
Northern Star Resources, Ltd.	3,606	26,869
Orica, Ltd.(1)	4,147	37,824
Origin Energy, Ltd.	36,532	110,372
Qube Holdings, Ltd.(1)	14,130	30,449
REA Group, Ltd.(1)	1,183	140,923
Rio Tinto, Ltd.	2,262	221,699

Security	Shares	Value
Shopping Centres Australasia Property Group	20,523	$37,040
Spark Infrastructure Group	101,573	202,006
Suncorp Group, Ltd.	10,185	86,500
Tabcorp Holdings, Ltd.	26,454	96,560
Technology One, Ltd.	10,774	74,886
Telstra Corp., Ltd.	23,311	64,931
TPG Telecom, Ltd.(1)	20,255	92,419
Transurban Group(1)	18,774	198,024
Washington H. Soul Pattinson & Co., Ltd.(1)	4,310	103,767
Waypoint REIT	10,481	20,256
Wesfarmers, Ltd.	7,953	358,574
Westpac Banking Corp.	3,483	62,563
Woodside Petroleum, Ltd.(1)	13,298	213,619
Woolworths Group, Ltd.	14,196	406,094

		$6,743,667

Austria — 1.1%
ams AG(2)	3,049	$58,263
ANDRITZ AG	1,052	57,918
BAWAG Group AG(2)(3)	822	46,697
CA Immobilien Anlagen AG	2,034	89,540
Erste Group Bank AG	2,269	87,925
Lenzing AG(2)	466	60,102
Oesterreichische Post AG	768	40,542
OMV AG	2,018	108,959
PIERER Mobility AG	420	36,912
S&T AG	1,191	30,226
Telekom Austria AG(2)	8,000	68,179
Verbund AG	1,229	113,363
voestalpine AG	1,029	45,395

		$844,021

Belgium — 2.2%
Ackermans & van Haaren NV	184	$31,708
Ageas S.A./NV	1,164	61,466
Anheuser-Busch InBev S.A./NV	2,919	184,224
Befimmo S.A.	1,120	47,470
bpost S.A.(2)	5,479	61,528
Cofinimmo S.A.	488	78,861
D’ieteren Group	637	102,097
Econocom Group S.A./NV	10,730	46,662
Elia Group S.A./NV	938	110,863
Etablissements Franz Colruyt NV	478	27,178
Euronav S.A.	5,526	48,020
EVS Broadcast Equipment S.A.	1,740	36,135
Fagron	1,130	23,439
Groupe Bruxelles Lambert S.A.	459	53,404
Materialise NV ADR(2)	900	19,593
Melexis NV	742	82,703
Montea NV	196	26,265
Proximus SADP	5,756	118,287
Shurgard Self Storage S.A.	466	24,980
Sofina S.A.	150	70,333

Security	Shares	Value
Telenet Group Holding NV	1,799	$67,519
Tessenderlo Group S.A.(2)	1,340	56,684
UCB S.A.	1,564	169,158
Umicore S.A.	2,338	145,112
VGP NV	165	33,969

		$1,727,658

Denmark — 2.3%
Ambu AS(1)	375	$13,874
Bakkafrost P/F	532	45,211
Carlsberg A/S, Class B	904	167,046
Chr. Hansen Holding A/S	934	83,995
Coloplast A/S, Class B	178	32,550
Drilling Co. of 1972 A/S (The)(2)	483	18,631
DSV Panalpina A/S	253	61,673
Jyske Bank A/S(2)	586	28,435
Netcompany Group A/S(3)	252	31,132
NKT A/S(2)	460	21,859
Novo Nordisk A/S, Class B	2,404	222,541
Novozymes A/S, Class B	1,992	156,501
Orsted A/S(1)(3)	1,577	233,901
Pandora A/S	1,497	193,647
Ringkjoebing Landbobank A/S	652	74,035
Scandinavian Tobacco Group AS(3)	1,702	34,868
SimCorp A/S	792	110,045
Sydbank A/S	1,310	40,105
Topdanmark A/S	972	49,497
Tryg A/S	1,584	39,148
Vestas Wind Systems AS	3,305	121,870

		$1,780,564

Finland — 2.3%
Elisa Oyj	2,351	$151,102
Fortum Oyj	7,644	210,594
Huhtamaki Oyj	736	39,200
Kemira Oyj	2,727	45,957
Kesko Oyj, Class B	4,942	211,824
Kojamo Oyj	2,484	61,245
Kone Oyj, Class B	1,249	103,450
Neste Oyj	2,706	166,340
Nokia Oyj(2)	23,544	144,662
Nordea Bank Abp	13,924	163,056
Orion Oyj, Class B	2,432	103,519
TietoEVRY Oyj(1)	956	32,154
Tokmanni Group Corp.	7,427	214,436
UPM-Kymmene Oyj	2,265	92,560
Valmet Oyj	1,377	57,466

		$1,797,565

France — 9.0%
Air Liquide S.A.	4,818	$837,891
Albioma S.A.	372	14,865
Alstom S.A.(2)	840	34,840

Security	Shares	Value
Altarea SCA	326	$73,071
Amundi S.A.(3)	792	73,144
Atos SE	1,046	50,022
AXA S.A.	8,332	215,774
Bouygues S.A.	1,100	42,396
Carrefour S.A.	2,280	42,349
Cie Generale des Etablissements Michelin SCA	623	101,762
Credit Agricole S.A.	7,839	109,303
Danone S.A.	2,873	211,319
Dassault Systemes SE	7,700	424,749
Devoteam S.A.(2)	373	49,557
Engie S.A.	22,570	300,978
EssilorLuxottica S.A.	1,642	309,981
Eurazeo SE	634	61,410
Gecina S.A.	1,055	167,313
Getlink SE	2,197	35,193
Hermes International	100	152,878
ICADE	610	55,760
Klepierre S.A.(2)	4,222	102,223
L’Oreal S.A.	773	353,642
Legrand S.A.	560	63,110
LVMH Moet Hennessy Louis Vuitton SE	650	520,433
Neoen S.A.(1)(2)(3)	335	14,528
Nexity S.A.	947	47,704
Orange S.A.	31,518	350,768
Remy Cointreau S.A.	118	25,921
Rothschild & Co.	845	31,624
Rubis SCA	938	37,628
Sanofi	5,890	607,101
Schneider Electric SE	718	120,257
SCOR SE	1,880	52,502
Societe BIC S.A.	422	28,610
Suez S.A.	5,207	121,462
Teleperformance	177	74,658
Thales S.A.	600	62,973
TotalEnergies SE	12,435	542,249
Vinci S.A.	1,159	122,708
Vivendi SE(1)	4,570	154,404
Wendel SE	356	49,970
Worldline S.A.(2)(3)	1,186	111,010

		$6,960,040

Germany — 8.9%
adidas AG	579	$210,150
Allianz SE	1,358	337,549
BASF SE	6,113	480,350
Bayerische Motoren Werke AG	1,291	128,366
Bechtle AG	146	30,146
Beiersdorf AG	2,259	268,310
Carl Zeiss Meditec AG	264	58,796
Continental AG(2)	589	80,013

Security	Shares	Value
Delivery Hero SE(2)(3)	754	$112,717
Deutsche Bank AG(2)	2,785	35,108
Deutsche Boerse AG	570	95,112
Deutsche Post AG	1,052	71,295
Deutsche Telekom AG	26,429	548,511
Deutsche Wohnen SE	3,837	239,552
Dialog Semiconductor PLC(2)	611	46,993
E.ON SE	27,081	332,920
Evotec SE(2)	969	40,179
Fresenius Medical Care AG & Co. KGaA	1,012	79,767
Hamborner REIT AG	3,512	38,698
Henkel AG & Co. KGaA, PFC Shares	2,888	292,799
Knorr-Bremse AG	346	39,181
KWS Saat SE and Co. KGaA	425	35,727
LEG Immobilien SE	738	116,638
Merck KGaA	988	202,248
MorphoSys AG(2)	591	32,925
Muenchener Rueckversicherungs-Gesellschaft AG	660	178,084
Puma SE	927	113,715
QIAGEN NV(2)	1,735	92,984
Rational AG	97	105,626
RWE AG	7,472	265,672
SAP SE	4,054	581,795
Sartorius AG, PFC Shares	199	120,378
Scout24 AG(3)	625	53,521
Siemens AG	2,649	413,331
Siemens Energy AG(2)	1,324	36,019
Siemens Healthineers AG(3)	1,428	94,278
STRATEC SE	127	19,707
Suedzucker AG	2,296	34,561
Symrise AG	1,413	208,345
TeamViewer AG(2)(3)	830	27,906
Telefonica Deutschland Holding AG(3)	39,958	107,709
Uniper SE	1,223	47,750
Vonovia SE	4,578	304,798
Zalando SE(2)(3)	1,079	119,890

		$6,880,119

Hong Kong — 4.0%
AIA Group, Ltd.	20,800	$248,888
Alibaba Health Information Technology, Ltd.(2)	102,000	158,978
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	33,000	46,698
BOC Hong Kong Holdings, Ltd.	7,000	22,479
Budweiser Brewing Co. APAC Ltd.(3)	48,200	134,517
Cafe de Coral Holdings, Ltd.	22,000	42,830
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	52,500	84,794
China Youzan, Ltd.(2)	504,000	72,325
Chow Tai Fook Jewellery Group, Ltd.	63,400	132,918
CK Hutchison Holdings, Ltd.	22,000	160,739
CLP Holdings, Ltd.	15,000	154,671
Fosun International, Ltd.	18,500	24,491
Galaxy Entertainment Group, Ltd.(2)	13,000	88,101

Security	Shares	Value
Hang Lung Properties, Ltd.	14,000	$36,237
Hang Seng Bank, Ltd.	2,400	45,963
Henderson Land Development Co., Ltd.	15,260	68,180
HK Electric Investments & HK Electric Investments, Ltd.	34,000	34,483
HKT Trust and HKT, Ltd.	129,000	175,347
Hong Kong & China Gas Co., Ltd.	111,906	181,997
Hong Kong Exchanges & Clearing, Ltd.	2,200	140,601
Hongkong Land Holdings, Ltd.	8,100	36,750
Hysan Development Co., Ltd.	5,000	19,679
Jardine Matheson Holdings, Ltd.	2,800	166,588
Kerry Properties, Ltd.	10,000	29,532
Link REIT	9,000	86,007
MTR Corp., Ltd.	12,500	74,108
New World Development Co., Ltd.	5,000	23,704
NWS Holdings, Ltd.	25,000	25,195
Power Assets Holdings, Ltd.	17,500	113,141
Sands China, Ltd.(2)	24,000	81,745
Shangri-La Asia, Ltd.(2)	48,000	42,645
Sino Land Co., Ltd.	14,000	21,453
SJM Holdings, Ltd.(2)	36,000	32,469
Sun Hung Kai Properties, Ltd.	6,500	92,985
SUNeVision Holdings, Ltd.	42,000	44,313
Swire Properties, Ltd.	7,400	21,047
Vitasoy International Holdings, Ltd.	12,000	33,714
VSTECS Holdings, Ltd.	60,000	47,918
VTech Holdings, Ltd.	6,700	66,443

		$3,114,673

Ireland — 2.2%
Bank of Ireland Group PLC(2)	45,892	$243,466
CRH PLC	6,065	303,123
DCC PLC	1,267	106,077
Flutter Entertainment PLC(2)	1,213	206,785
ICON PLC(2)	980	238,405
Irish Residential Properties REIT PLC	42,500	77,647
Kerry Group PLC, Class A	1,947	288,492
Kingspan Group PLC	1,672	181,820
UDG Healthcare PLC	4,495	67,319

		$1,713,134

Israel — 2.3%
Amot Investments, Ltd.	5,499	$36,307
Azrieli Group, Ltd.	1,206	96,051
Bank Hapoalim B.M.(2)	8,234	65,526
Bank Leumi Le-Israel B.M.(2)	9,550	72,973
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	126,713	135,340
Check Point Software Technologies, Ltd.(2)	385	48,933
Elbit Systems, Ltd.	637	83,884
Electra, Ltd.	173	97,223
Energix-Renewable Energies, Ltd.	13,304	52,428
Fiverr International, Ltd.(2)	353	87,865
ICL Group, Ltd	28,507	207,733

Security	Shares	Value
Kenon Holdings, Ltd.	2,504	$84,601
Maytronics, Ltd.	4,367	94,990
Mizrahi Tefahot Bank, Ltd.(2)	1,469	44,519
Nice, Ltd.(2)	490	136,359
OPC Energy, Ltd.(2)	1,911	18,097
Paz Oil Co., Ltd.(2)	650	78,482
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	693	44,995
Reit 1, Ltd.	7,407	40,460
Shufersal, Ltd.	7,005	56,379
Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	153,599

		$1,736,744

Italy — 4.6%
Assicurazioni Generali SpA	4,184	$83,421
Atlantia SpA(2)	6,270	113,728
Brunello Cucinelli SpA(2)	1,252	77,558
Cementir Holding NV	6,913	77,879
Davide Campari-Milano NV	18,866	265,228
De’Longhi SpA	1,200	53,064
DiaSorin SpA	977	198,287
Enav SpA(2)(3)	5,849	27,040
Enel SpA	29,175	268,863
Eni SpA	25,895	306,224
Ferrari NV	1,054	229,707
Infrastrutture Wireless Italiane SpA(3)	25,801	291,453
Interpump Group SpA	778	48,632
Intesa Sanpaolo SpA	69,966	193,284
Italgas SpA	7,381	49,960
Italmobiliare SpA	1,360	51,903
Mediaset SpA(1)	9,790	29,960
Poste Italiane SpA(3)	5,564	73,625
Prada SpA	6,900	54,067
Prysmian SpA	3,437	123,228
RAI Way SpA(3)	4,122	24,358
Recordati Industria Chimica e Farmaceutica SpA	2,623	162,237
Reply SpA	996	178,050
Retelit SpA	14,503	49,383
Salvatore Ferragamo SpA(2)	2,265	45,176
Saras SpA(1)(2)	14,538	10,683
STMicroelectronics NV	7,572	311,396
Technogym SpA(3)	2,741	35,342
Terna SpA	8,968	71,174
UnipolSai Assicurazioni SpA	10,716	29,751

		$3,534,661

Japan — 13.0%
Advance Residence Investment Corp.(1)	13	$44,357
Aeon Co., Ltd.(1)	3,000	82,094
Aeon Mall Co., Ltd.	1,800	27,436
Air Water, Inc.	2,000	29,898
Ajinomoto Co., Inc.	2,100	53,502
ANA Holdings, Inc.(2)	1,100	25,777
Asahi Intecc Co., Ltd.	1,300	35,226
Astellas Pharma, Inc.	6,200	98,750

Security	Shares	Value
Bandai Namco Holdings, Inc.	1,300	$84,115
Bank of Kyoto, Ltd. (The)	1,000	43,064
Bridgestone Corp.	900	39,649
Canon, Inc.	3,000	69,084
Central Japan Railway Co.	200	29,093
Chiba Bank, Ltd. (The)	7,000	39,821
Chubu Electric Power Co., Inc.	8,000	96,005
Chugai Pharmaceutical Co., Ltd.	2,700	99,496
Chugoku Electric Power Co., Inc. (The)(1)	4,500	40,678
Citizen Watch Co., Ltd.	8,200	32,077
Concordia Financial Group, Ltd.	10,800	38,662
CyberAgent, Inc.	3,200	57,595
Daicel Corp.	3,400	28,238
Daido Steel Co., Ltd.	700	33,045
Daiichi Sankyo Co., Ltd.	4,700	93,080
Daikin Industries, Ltd.	500	104,416
Daito Trust Construction Co., Ltd.	300	35,247
Daiwa House Industry Co., Ltd.	2,800	85,849
Daiwa House REIT Investment Corp.	23	68,478
Daiwa Securities Group, Inc.(1)	7,000	36,808
Dentsu Group, Inc.	2,200	76,459
East Japan Railway Co.	600	39,973
ENEOS Holdings, Inc.	37,400	157,102
Fast Retailing Co., Ltd.	100	67,820
Frontier Real Estate Investment Corp.	8	37,099
FUJIFILM Holdings Corp.	1,700	121,997
Fujitsu, Ltd.	300	51,039
GLP J-REIT	28	50,135
Hankyu Hanshin Holdings, Inc.	1,000	29,571
Hirose Electric Co., Ltd.	315	47,189
Hisamitsu Pharmaceutical Co., Inc.	600	26,280
Hoya Corp.	1,100	155,286
Hulic Co., Ltd.	4,000	45,507
Industrial & Infrastructure Fund Investment Corp.(1)	21	40,704
Ito En, Ltd.	600	35,402
ITOCHU Corp.(1)	1,500	44,399
Iwatani Corp.	1,500	86,174
Japan Airlines Co., Ltd.(2)	900	18,763
Japan Exchange Group, Inc.	2,100	47,765
Japan Post Bank Co., Ltd.	4,800	40,741
Japan Post Holdings Co., Ltd.(2)	5,300	44,989
Japan Real Estate Investment Corp.	11	69,085
Japan Tobacco, Inc.	4,300	84,023
JSR Corp.	1,500	50,280
Kajima Corp.	2,000	25,746
Kakaku.com, Inc.	1,900	51,849
Kamigumi Co., Ltd.	1,500	31,654
Kansai Paint Co., Ltd.	1,400	34,383
Kao Corp.	1,600	96,338
KDDI Corp.	6,400	195,735

Security	Shares	Value
Kenedix Office Investment Corp.	6	$44,244
Keyence Corp.	400	222,801
Kintetsu Group Holdings Co., Ltd.(2)	800	27,033
Kirin Holdings Co., Ltd.	3,800	69,505
Kobayashi Pharmaceutical Co., Ltd.	500	39,882
Kobe Bussan Co., Ltd.	1,400	47,139
Konami Holdings Corp.	800	44,308
Kuraray Co., Ltd.	2,500	23,214
Kyocera Corp.	500	30,896
Kyowa Kirin Co., Ltd.	1,300	42,317
Kyushu Electric Power Co., Inc.	6,600	49,891
Lion Corp.	2,100	36,349
M3, Inc.	1,500	98,110
Makita Corp.	1,000	51,999
Marubeni Corp.	7,000	59,580
Maruichi Steel Tube, Ltd.	1,200	28,949
Matsumotokiyoshi Holdings Co., Ltd.	900	39,989
MEIJI Holdings Co., Ltd.	800	49,521
Mitsubishi Chemical Holdings Corp.	10,000	83,909
Mitsubishi Corp.	2,200	61,707
Mitsubishi Electric Corp.	2,600	35,275
Mitsubishi Estate Co., Ltd.	7,600	119,221
Mitsubishi Gas Chemical Co., Inc.	1,600	33,329
Mitsubishi UFJ Financial Group, Inc.(4)	32,200	170,102
Mitsui & Co., Ltd.	3,900	89,514
Mitsui Chemicals, Inc.	1,300	41,456
Mitsui Fudosan Co., Ltd.	4,200	98,227
Mizuho Financial Group, Inc.	6,730	96,169
MS&AD Insurance Group Holdings, Inc.	1,800	55,640
Murata Manufacturing Co., Ltd.	1,500	124,479
NEC Corp.	1,500	76,076
Nexon Co., Ltd.	3,000	61,728
Nichirei Corp.	1,500	41,039
Nidec Corp.	500	56,122
Nintendo Co., Ltd.	300	154,231
Nippon Accommodations Fund, Inc.	8	48,965
Nippon Building Fund, Inc.	11	71,089
Nippon Paint Holdings Co., Ltd.	6,000	76,585
Nippon Prologis REIT, Inc.	26	86,829
Nippon Shokubai Co., Ltd.	600	28,860
Nippon Telegraph & Telephone Corp.	6,800	174,135
Nissin Foods Holdings Co., Ltd.	700	49,812
Nitori Holdings Co., Ltd.	400	76,030
Nitto Denko Corp.	700	52,009
NOF Corp.	800	40,691
Nomura Research Institute, Ltd.	2,000	64,360
NTT Data Corp.	4,400	68,154
Obic Co., Ltd.	300	52,726
Oji Holdings Corp.	9,300	53,619
Ono Pharmaceutical Co., Ltd.	2,500	57,070
Oriental Land Co., Ltd.	500	68,500

Security	Shares	Value
Osaka Gas Co., Ltd.	4,100	$76,599
Otsuka Holdings Co., Ltd.	2,400	95,398
Pan Pacific International Holdings Corp.	2,000	41,748
PeptiDream, Inc.(2)	800	33,017
Pigeon Corp.	1,000	28,793
Rakuten Group, Inc.	3,000	33,012
Resona Holdings, Inc.	12,400	46,558
Ricoh Co., Ltd.	4,000	43,707
Rinnai Corp.	600	55,740
Santen Pharmaceutical Co., Ltd.	2,700	36,585
Sekisui House, Ltd.(1)	2,000	39,611
Shikoku Electric Power Co., Inc.	5,200	34,216
Shimadzu Corp.	1,200	48,397
Shimano, Inc.	300	76,794
Shin-Etsu Chemical Co., Ltd.	1,300	212,068
Shizuoka Bank, Ltd. (The)	5,800	41,886
Showa Denko K.K.	1,600	45,910
SMC Corp.	100	59,447
SoftBank Corp.	6,600	86,204
Sony Group Corp.	1,600	167,146
Square Enix Holdings Co., Ltd.	700	36,321
Sumitomo Corp.	1,600	21,744
Sumitomo Mitsui Financial Group, Inc.	4,400	148,320
Sumitomo Mitsui Trust Holdings, Inc.	1,500	49,239
Sumitomo Realty & Development Co., Ltd.	2,100	68,446
Suntory Beverage & Food, Ltd.	900	31,556
Sysmex Corp.	500	59,495
TEIJIN, Ltd.	1,400	21,080
Terumo Corp.	2,900	112,551
Toho Gas Co., Ltd.	1,500	72,911
Tokio Marine Holdings, Inc.	2,000	95,322
Tokyo Gas Co., Ltd.	3,800	71,929
Tokyu Corp.	2,000	26,805
Toppan, Inc.	2,000	33,926
Toshiba Corp.	1,800	77,475
Tosoh Corp.	2,200	38,608
Toyo Suisan Kaisha, Ltd.	1,000	38,177
Toyobo Co., Ltd.	1,800	22,842
Toyota Industries Corp.	400	33,554
Toyota Motor Corp.	2,900	260,349
Trend Micro, Inc.	600	31,238
Tsuruha Holdings, Inc.	500	59,032
Unicharm Corp.	1,500	60,206
Welcia Holdings Co., Ltd.	1,200	40,848
West Japan Railway Co.	400	21,733
Yakult Honsha Co., Ltd.	1,100	65,004
Yamato Holdings Co., Ltd.	2,000	57,640
Yamato Kogyo Co., Ltd.	1,000	34,005
Yamazaki Baking Co., Ltd.(1)	2,000	27,460
Z Holdings Corp.	11,200	56,058

		$10,005,122

Security	Shares	Value
Netherlands — 4.5%
ABN AMRO Bank NV(2)(3)	4,063	$47,361
Aegon NV(1)	12,248	52,147
ASML Holding NV	970	741,452
ASR Nederland NV	1,620	66,577
Boskalis Westminster NV	954	30,022
Corbion NV	2,072	113,431
Euronext NV(3)	576	64,078
Flow Traders(3)	619	25,174
GrandVision NV(2)(3)	1,280	43,078
IMCD NV	840	145,540
JDE Peet’s NV(1)	4,140	139,323
Koninklijke Ahold Delhaize NV	6,507	202,269
Koninklijke DSM NV	1,609	324,344
Koninklijke KPN NV	80,454	263,999
Koninklijke Philips NV	7,493	345,498
Koninklijke Vopak NV	1,452	61,481
NN Group NV	1,992	99,035
NSI NV	1,000	41,569
Prosus NV(2)	2,848	254,094
SBM Offshore NV	4,496	65,265
Signify NV(3)	1,727	96,744
Wolters Kluwer NV	2,003	228,349

		$3,450,830

New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	19,927	$86,640
Auckland International Airport, Ltd.(2)	12,240	61,755
Contact Energy, Ltd.	9,580	54,454
Fisher & Paykel Healthcare Corp., Ltd.	3,040	66,916
Fletcher Building, Ltd.	27,491	146,381
Goodman Property Trust(1)	27,739	47,066
Mercury NZ, Ltd.	13,643	62,772
Precinct Properties New Zealand, Ltd.	27,851	31,011
Pushpay Holdings, Ltd.(2)	16,676	19,773
Restaurant Brands New Zealand, Ltd.(2)	1,138	12,696
SKYCITY Entertainment Group, Ltd.(2)	23,126	51,894
Spark New Zealand, Ltd.	29,667	97,924
Xero, Ltd.(2)	655	67,958
Z Energy, Ltd.	22,601	46,437

		$853,677

Norway — 2.2%
Atea ASA(2)	6,274	$119,538
Borregaard ASA	2,485	64,645
DNB Bank ASA(2)	4,962	101,604
Entra ASA(3)	6,540	159,308
Equinor ASA(1)	6,138	119,563
Europris ASA(3)	9,810	66,009
Fjordkraft Holding ASA(3)	4,604	26,199
Gjensidige Forsikring ASA	1,701	38,924
Golar LNG, Ltd.(2)	2,500	27,900
Kongsberg Gruppen ASA	1,873	53,645
Medistim ASA	801	28,600

Security	Shares	Value
Mowi ASA	4,027	$102,607
Nordic Nanovector ASA(1)(2)	9,318	22,659
Opera, Ltd. ADR(2)	6,200	59,892
Orkla ASA	8,207	74,539
Scatec ASA(3)	3,300	70,902
SFL Corp, Ltd.	2,400	16,488
SpareBank 1 SMN	2,095	29,072
Telenor ASA	10,353	179,750
Tomra Systems ASA	2,037	117,713
Veidekke ASA	3,671	47,283
Yara International ASA	3,318	174,880

		$1,701,720

Portugal — 1.1%
Banco Comercial Portugues S.A.(2)	762,050	$108,468
Corticeira Amorim SGPS S.A.	4,721	58,818
CTT-Correios de Portugal S.A.	12,855	66,881
EDP-Energias de Portugal S.A.	19,728	102,328
EDP Renovaveis S.A.	1,584	37,195
Galp Energia SGPS S.A., Class B	11,834	115,402
Jeronimo Martins SGPS S.A.	7,537	153,627
Navigator Co. S.A. (The)	25,712	92,602
NOS SGPS S.A.	22,214	82,360

		$817,681

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$54,079
CapitaLand Integrated Commercial Trust	30,560	48,425
CapitaLand, Ltd.	11,500	34,166
ComfortDelGro Corp., Ltd.	36,500	42,344
Flex, Ltd.(2)	9,257	166,348
Genting Singapore, Ltd.	146,700	87,536
Jardine Cycle & Carriage, Ltd.	2,600	39,335
Keppel Corp., Ltd.	14,100	57,003
Keppel Infrastructure Trust	106,657	43,342
Mapletree Industrial Trust	18,060	39,988
Mapletree Logistics Trust	30,900	48,110
Olam International, Ltd.	23,900	23,237
Oversea-Chinese Banking Corp., Ltd.	14,700	132,994
Raffles Medical Group, Ltd.	38,400	40,831
Sea, Ltd. ADR(2)	200	55,232
Sembcorp Industries, Ltd.	21,400	33,011
Singapore Airlines, Ltd.(1)(2)	14,800	55,485
Singapore Exchange, Ltd.	7,000	61,250
Singapore Post, Ltd.	26,100	12,333
Singapore Technologies Engineering, Ltd.	19,500	57,587
Singapore Telecommunications, Ltd.	108,900	182,526
Suntec Real Estate Investment Trust	27,000	29,056
United Overseas Bank, Ltd.	4,500	87,001
Venture Corp., Ltd.	5,000	70,134
Wilmar International, Ltd.	58,400	187,029

		$1,688,382

Security	Shares	Value
Spain — 4.3%
Acerinox S.A.	6,807	$90,995
Aena SME S.A.(2)(3)	685	109,084
Almirall S.A.	5,540	87,903
Amadeus IT Group S.A.(2)	5,033	330,068
Banco Santander S.A.(2)	70,803	259,362
Bankinter S.A.	5,974	32,636
CaixaBank S.A.	13,396	39,785
Cellnex Telecom S.A.(3)	4,560	297,388
Cia de Distribucion Integral Logista Holdings S.A.	1,300	28,023
Ebro Foods S.A.(1)	2,380	48,295
Ence Energia y Celulosa S.A.(2)	8,328	25,742
Euskaltel S.A.(3)	7,429	96,779
Faes Farma S.A.	13,215	51,580
Fluidra S.A.	2,164	87,726
Grifols S.A.(1)	6,503	165,383
Iberdrola S.A.	27,670	333,009
Indra Sistemas S.A.(2)	3,340	34,965
Industria de Diseno Textil S.A.	10,118	343,166
Laboratorios Farmaceuticos Rovi S.A.	473	33,389
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	5,974	12,044
Merlin Properties Socimi S.A.	19,382	217,389
Pharma Mar S.A.	265	22,659
Red Electrica Corp. S.A.	2,456	48,650
Repsol S.A.	29,018	317,831
Siemens Gamesa Renewable Energy S.A.(1)(2)	2,569	71,646
Viscofan S.A.	825	57,290
Zardoya Otis S.A.	7,399	50,141

		$3,292,928

Sweden — 4.7%
Alfa Laval AB	2,000	$83,522
Arjo AB, Class B	8,801	111,172
Assa Abloy AB, Class B	2,883	92,476
Atlas Copco AB, Class A	751	50,861
Avanza Bank Holding AB	5,229	169,361
Axfood AB	2,453	66,395
BillerudKorsnas AB	2,548	55,119
BioGaia AB, Class B	921	55,072
Castellum AB	6,400	179,245
Dometic Group AB(3)	2,511	42,620
Electrolux AB, Series B(1)	1,760	46,223
Epiroc AB, Class A	2,897	67,485
Essity AB, Class B	6,715	219,699
Evolution AB(3)	903	157,122
Fabege AB	7,085	122,692
Fingerprint Cards AB, Class B(2)	20,825	74,227
Getinge AB, Class B	2,649	115,118
Holmen AB, Class B	2,532	133,290
Husqvarna AB, Class B(1)	3,790	53,036
ICA Gruppen AB	1,559	77,069
Investor AB, Class B	4,544	112,530

Security	Shares	Value
JM AB	2,031	$71,669
Lundin Energy AB	4,713	146,925
Mycronic AB	2,681	78,738
Nibe Industrier AB, Class B	6,124	73,182
Sectra AB(2)	460	36,656
Securitas AB, Class B	1,900	33,504
Skanska AB, Class B	1,238	34,948
Spotify Technology S.A.(2)	300	68,601
Svenska Cellulosa AB SCA, Class B	9,048	168,294
Svenska Handelsbanken AB, Class A	9,558	107,712
Swedish Orphan Biovitrum AB(2)	3,766	73,600
Tele2 AB, Class B(1)	4,040	59,344
Telefonaktiebolaget LM Ericsson, Class B	16,748	193,174
Telia Co. AB	41,615	182,536
Thule Group AB(3)	822	41,502
Vitrolife AB	1,099	62,627
Wallenstam AB, Class B	3,540	59,443
Wihlborgs Fastigheter AB	1,734	40,400

		$3,617,189

Switzerland — 9.5%
Allreal Holding AG	346	$71,554
ALSO Holding AG(2)	375	115,379
Baloise Holding AG	396	62,438
Banque Cantonale Vaudoise	570	50,885
Belimo Holding AG	140	72,306
BKW AG	330	36,352
Cembra Money Bank AG	670	69,603
Cie Financiere Richemont S.A.	7,871	1,007,245
Comet Holding AG	287	93,976
DKSH Holding AG	773	65,347
dormakaba Holding AG	68	47,041
Ems-Chemie Holding AG	72	79,816
Forbo Holding AG	26	55,649
Geberit AG	221	181,458
Givaudan S.A.	85	424,256
Helvetia Holding AG	425	46,225
Implenia AG(2)	883	23,442
Ina Invest Holding AG(2)	176	3,597
Inficon Holding AG	86	103,609
Intershop Holding AG	78	53,798
Kuehne & Nagel International AG	464	156,522
Landis+Gyr Group AG(2)	1,111	87,933
Logitech International S.A.	2,351	258,303
Mobilezone Holding AG	4,644	55,873
Nestle S.A.	7,334	928,702
Novartis AG	3,902	360,851
Partners Group Holding AG	75	128,127
Roche Holding AG PC	1,212	468,210
Roche Holding AG, Bearer Shares	130	55,799
Schindler Holding AG	219	68,241
Schindler Holding AG PC	353	114,279
Schweiter Technologies AG	26	40,701

Security	Shares	Value
SGS S.A.	23	$74,444
SIG Combibloc Group AG(2)	3,912	115,427
Sika AG	1,308	460,770
Stadler Rail AG(1)	954	41,870
Swatch Group AG (The)	155	51,705
Swiss Life Holding AG	264	136,172
Swiss Prime Site AG	1,328	141,409
Swisscom AG	445	267,446
Tecan Group AG	86	49,594
UBS Group AG	6,730	110,882
Valora Holding AG(2)	245	55,465
VAT Group AG(3)	206	80,866
Zehnder Group AG	691	73,401
Zur Rose Group AG(2)	90	33,465
Zurich Insurance Group AG	683	275,368

		$7,355,801

United Kingdom — 8.9%
3i Group PLC	3,933	$69,902
abrdn PLC	8,792	34,684
Admiral Group PLC	1,052	49,695
Assura PLC	34,782	37,755
AstraZeneca PLC	2,948	338,754
Auto Trader Group PLC(2)(3)	12,550	113,705
Avast PLC(3)	12,144	97,866
Aviva PLC	11,882	63,814
BAE Systems PLC	8,600	68,951
Bellway PLC	608	27,760
Berkeley Group Holdings PLC	552	37,165
BHP Group PLC	7,729	250,237
Big Yellow Group PLC	2,400	48,374
BP PLC	49,126	197,193
British American Tobacco PLC	3,774	140,364
BT Group PLC(2)	55,954	134,778
Bunzl PLC	1,400	51,866
Cairn Energy PLC	43,432	77,009
Compass Group PLC(2)	5,483	115,855
Croda International PLC	489	57,243
Derwent London PLC	1,020	51,431
Direct Line Insurance Group PLC	9,041	37,373
Diversified Energy Co. PLC	103,611	151,666
Essentra PLC	5,799	22,848
Experian PLC	1,492	65,686
Farfetch, Ltd., Class A(2)	500	25,060
Ferguson PLC	689	96,590
Fresnillo PLC	4,030	45,847
GlaxoSmithKline PLC	12,470	246,206
Grainger PLC	6,665	28,031
Great Portland Estates PLC	4,065	43,022
Halma PLC	5,460	219,170

Security	Shares	Value
Hikma Pharmaceuticals PLC	1,344	$49,421
Howden Joinery Group PLC	5,263	65,585
HSBC Holdings PLC	31,013	171,198
Intertek Group PLC	543	38,904
Land Securities Group PLC	6,288	61,889
London Stock Exchange Group PLC	726	75,701
LondonMetric Property PLC	11,374	39,293
Marks & Spencer Group PLC(2)	30,532	57,477
Mondi PLC	3,379	93,678
Moneysupermarket.com Group PLC	13,551	47,826
National Grid PLC	24,391	311,866
NCC Group PLC	21,199	92,690
Next PLC(2)	582	63,754
Ocado Group PLC(2)	1,421	36,616
Pearson PLC	5,346	64,422
Pennon Group PLC	2,070	36,731
Persimmon PLC	2,761	111,372
Phoenix Group Holdings PLC	5,262	49,588
Primary Health Properties PLC	12,669	28,821
QinetiQ Group PLC	8,311	37,997
Reckitt Benckiser Group PLC	1,454	111,230
RELX PLC	3,168	93,121
Rentokil Initial PLC	5,526	43,531
Rightmove PLC	13,046	127,257
Rio Tinto PLC	3,415	290,071
Royal Dutch Shell PLC, Class A	8,657	174,014
Royal Mail PLC	6,900	48,344
Safestore Holdings PLC	3,803	55,802
Sage Group PLC (The)	15,349	149,613
Segro PLC	8,635	145,968
Severn Trent PLC	3,397	132,047
Shaftesbury PLC(1)	2,388	19,575
Spectris PLC	815	40,454
Spirax-Sarco Engineering PLC	358	74,589
Taylor Wimpey PLC	12,334	28,199
Tritax Big Box REIT PLC	37,589	109,969
Unilever PLC(5)	2,083	119,880
Unilever PLC(5)	2,896	166,897
United Utilities Group PLC	9,445	140,631
Vodafone Group PLC	119,033	191,399
WM Morrison Supermarkets PLC	8,786	32,654

		$6,875,974

Total Common Stocks (identified cost $61,235,445)		$76,492,150

Short-Term Investments — 1.6%

Affiliated Fund — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(6)	464,506	$464,506

Total Affiliated Fund (identified cost $464,506)		$464,506

Securities Lending Collateral — 1.0%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(7)	735,420	$735,420

Total Securities Lending Collateral (identified cost $735,420)		$735,420

Total Short-Term Investments (identified cost $1,199,926)		$1,199,926

Total Investments — 100.7% (identified cost $62,435,371)		$77,692,076

Other Assets, Less Liabilities — (0.7)%		$(501,864)

Net Assets — 100.0%		$77,190,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at July 31, 2021. The aggregate market value of securities on loan at July 31, 2021 was $2,692,319 and the total market value of the collateral received by the Portfolio was $2,861,134, comprised of cash of $735,420 and U.S. government and/or agencies securities of $2,125,714.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $3,283,421 or 4.3% of the Portfolio’s net assets.

(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(5)	Securities are traded on separate exchanges for the same entity.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Discretionary	11.2%	$8,628,080
Industrials	10.6	8,208,059
Financials	10.4	8,010,444
Information Technology	10.4	8,006,970
Materials	10.1	7,826,837
Health Care	9.7	7,490,766
Consumer Staples	9.5	7,358,597
Communication Services	8.1	6,245,343
Real Estate	7.7	5,918,551
Utilities	6.8	5,240,716
Energy	4.6	3,557,787
Short-Term Investments	1.6	1,199,926

Total Investments	100.7%	$77,692,076

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Portfolio did not have any open derivative instruments at July 31, 2021.

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $634,608, which represents 0.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$740	$170,102	$3,649	32,200
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	137,978	4,756,672	(4,430,145)	1	—	464,506	135	464,506

				$1	$740	$634,608	$3,784

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$810,842	$21,594,679		$—	$22,405,521
Developed Europe	455,939	51,893,946		—	52,349,885
Developed Middle East	290,397	1,446,347		—	1,736,744
Total Common Stocks	$1,557,178	$74,934,972	*	$—	$76,492,150
Short-Term Investments	$735,420	$464,506		$—	$1,199,926
Total Investments	$2,292,598	$75,399,478		$—	$77,692,076

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.